Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions, $ in Millions		12 Months Ended
	Mar. 15, 2022 item	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ZAR (R)
Financial risk management and financial instruments
Variable rate as a percentage of total financial assets		85.00%		94.00%
Fixed rate as a percentage of total financial assets		15.00%		6.00%
Variable rate as a percentage of total financial liabilities		25.00%		7.00%
Fixed rate as a percentage of total financial liabilities		75.00%		93.00%
Fair value gain/(loss) recognised in other comprehensive income		R 1,110		R 1,072		R (2,192)
Variable
Financial risk management and financial instruments
Financial assets		40,250		30,062
Financial liabilities		(26,094)		(7,898)
Net financial instruments		14,156		22,164
Fixed
Financial risk management and financial instruments
Financial assets		7,121		1,788
Financial liabilities		(78,913)		(110,803)
Net financial instruments		(71,792)		(109,015)
Interest rate swap
Financial risk management and financial instruments
Financial liabilities				(2,103)
Interest rate swap | Variable
Financial risk management and financial instruments
Value of terminated contract | $			$ 1,700
Interest rate swap | Cash flow hedge | North America
Financial risk management and financial instruments
Hedging instrument, liabilities				2,103
Fair value gain/(loss) recognised in other comprehensive income		1,818		(1,072)
Amount recognised in other operating expenses		1,029		89
Amount recognised in other operating expenses on reclassification from cash flow hedge reserve		R 1,100
Balance of hedge reserve - continuing hedge relationships				(801)
Balance of hedge reserve - discontinued hedge relationships				R (106)
Nominal amount				1,751
Average fixed rate		2.82%		2.82%
Hedge ratio		100.00%		100.00%
Fair value gain of continuing hedging instruments used as the basis for recognising hedge ineffectiveness | $			120		$ 32
Fair value gain of hedged item used as the basis for recognising hedge ineffectiveness | $			$ 121		$ 38
Interest rate swap | Cash flow hedge | SOFR
Financial risk management and financial instruments
Number of instruments transitioned | item	2
Interest rate risk | Variable
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis		1.00%		1.00%
Percentage of decrease in risk variable used for sensitivity analysis		1.00%		1.00%
Interest rate risk | Variable | South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 257		R 166
Interest rate risk | Variable | Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 22		19
Minimum reasonably possible repo interest rate		0.00%
Interest rate risk | Variable | United States
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R (153)		25
Interest rate risk | Variable | Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable		R 16		R 12